INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 90.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.6%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                           125,000    $  3,140,625
Interpublic Group of Companies., Inc.            80,000       3,008,000
TMP Worldwide, Inc.(1)                           65,000       3,400,312
-----------------------------------------------------------------------
                                                           $  9,548,937
-----------------------------------------------------------------------
Aerospace and Defense -- 4.8%
-----------------------------------------------------------------------
General Dynamics Corp.                           20,000    $  1,363,600
Lockheed Martin Corp.                            80,000       2,996,800
Northrop Grumman Corp.                           40,000       3,758,000
United Technologies Corp.                        60,000       4,674,600
-----------------------------------------------------------------------
                                                           $ 12,793,000
-----------------------------------------------------------------------
Agricultural Services -- 1.2%
-----------------------------------------------------------------------
Monsanto Co.                                    100,000    $  3,200,000
-----------------------------------------------------------------------
                                                           $  3,200,000
-----------------------------------------------------------------------
Banks and Money Services -- 0.4%
-----------------------------------------------------------------------
Sadot Research/Development
Fund Ltd.(1)(2)(3)(4)                         1,013,500    $  1,150,193
-----------------------------------------------------------------------
                                                           $  1,150,193
-----------------------------------------------------------------------
Biotechnology -- 1.7%
-----------------------------------------------------------------------
Amgen, Inc.(1)                                   20,000    $  1,441,250
Celgene Corp.(1)                                 60,000       1,567,500
Invitrogen Corp.(1)                              20,000       1,610,000
-----------------------------------------------------------------------
                                                           $  4,618,750
-----------------------------------------------------------------------
Broadcasting and Cable -- 6.7%
-----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)         40,000    $    855,000
Comcast Corp., Class A(1)                       100,000       4,331,250
Nippon Broadcasting System(2)                   100,000       3,396,629
Pegasus Communications Corp.(1)                  75,000       2,095,312
Sirius Satellite Radio, Inc.(1)                 100,000       2,350,000
Television Broadcasts Ltd.(2)                   640,000       3,848,254
USA Networks, Inc.(1)                            40,000         942,500
-----------------------------------------------------------------------
                                                           $ 17,818,945
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 4.6%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           100,000    $  2,106,250
First Data Corp.                                 70,000       4,323,200
Forrester Research, Inc.(1)                      50,000       1,953,125
KPMG Consulting, Inc.(1)                        108,600       2,504,587
LifeMinders, Inc.(1)                            350,000         700,000
Rhapsody Ltd.-Musiclegal.Com(3)                     750         750,000
-----------------------------------------------------------------------
                                                           $ 12,337,162
-----------------------------------------------------------------------
Communications Equipment -- 1.6%
-----------------------------------------------------------------------
Cable Design Technologies Corp.(1)              140,000    $  2,497,600
Humax Co., Ltd.(1)(2)                           139,850       1,901,545
-----------------------------------------------------------------------
                                                           $  4,399,145
-----------------------------------------------------------------------
Communications Services -- 7.4%
-----------------------------------------------------------------------
BellSouth Corp.                                  60,000    $  2,517,600
Cable and Wireless PLC(2)                       326,250       3,534,144
China Mobile (Hong Kong)(1)(2)                  580,000       3,175,169
ECtel, Ltd.(1)(2)                               103,000       1,744,562
Korea Telecom Corp. ADR                          73,427       2,202,810
McLeodUSA, Inc., Class A(1)                     253,000       3,320,625
SBC Communications, Inc.                         70,000       3,339,000
-----------------------------------------------------------------------
                                                           $ 19,833,910
-----------------------------------------------------------------------
Computer Peripheral -- 1.0%
-----------------------------------------------------------------------
CANON, Inc.(2)                                   85,000    $  2,771,069
-----------------------------------------------------------------------
                                                           $  2,771,069
-----------------------------------------------------------------------
Computer Services -- 1.5%
-----------------------------------------------------------------------
ARGO 21 Corp.(2)                                  9,700    $    219,787
Concord EFS, Inc.(1)                             40,000       1,850,000
SunGard Data Systems, Inc.(1)                    35,000       1,949,500
-----------------------------------------------------------------------
                                                           $  4,019,287
-----------------------------------------------------------------------
Computer Software - Services -- 3.5%
-----------------------------------------------------------------------
Adobe Systems, Inc.                              30,000    $    871,875
Dimension Data Holdings PLC(1)(2)               349,000       2,096,965
Meta4 NV(1)(2)                                  350,000         645,785
Microsoft Corp.(1)                               30,000       1,770,000
RealNetworks, Inc.(1)                           175,000       1,257,812

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software - Services (continued)
-----------------------------------------------------------------------
SilverStream Software, Inc.(1)                  100,000    $  1,187,500
Wind River Systems, Inc.(1)                      70,000       1,645,000
-----------------------------------------------------------------------
                                                           $  9,474,937
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.6%
-----------------------------------------------------------------------
National Instruments Corp.(1)                    60,000    $  2,917,500
Palm, Inc.(1)                                    72,000       1,251,000
-----------------------------------------------------------------------
                                                           $  4,168,500
-----------------------------------------------------------------------
Construction / Telecoms -- 0.9%
-----------------------------------------------------------------------
Fomento de Costrucciones
y Contratas S.A.(2)                             115,000    $  2,440,145
-----------------------------------------------------------------------
                                                           $  2,440,145
-----------------------------------------------------------------------
Electric Utilities -- 1.0%
-----------------------------------------------------------------------
AES Corp.(1)                                     50,000    $  2,698,500
-----------------------------------------------------------------------
                                                           $  2,698,500
-----------------------------------------------------------------------
Electrical and Electronics -- 4.1%
-----------------------------------------------------------------------
Austria Technologie &
Systemtechnik AG(1)(2)                           69,000    $  1,865,119
Sato Corp.(2)                                   110,000       2,708,342
SCI Systems, Inc.(1)                             90,000       1,842,300
Thermo Electron Corp.(1)                        160,000       4,464,000
-----------------------------------------------------------------------
                                                           $ 10,879,761
-----------------------------------------------------------------------
Electronics - Semiconductors -- 1.0%
-----------------------------------------------------------------------
Samsung Electronics(2)                            1,577    $    235,176
STMicroelectronics N.V.(2)                       66,600       2,101,311
Texas Instruments, Inc.                          15,000         443,250
-----------------------------------------------------------------------
                                                           $  2,779,737
-----------------------------------------------------------------------
Entertainment -- 4.8%
-----------------------------------------------------------------------
AOL Time Warner, Inc.(1)                         75,000    $  3,302,250
Endemol Entertainment(1)(2)(3)(4)                50,000       5,996,575
Viacom, Inc., Class B(1)                         69,000       3,429,300
-----------------------------------------------------------------------
                                                           $ 12,728,125
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services -- 2.9%
-----------------------------------------------------------------------
MGIC Investment Corp.                            40,000    $  2,318,000
Reuters Group PLC(2)                            265,000       4,083,972
Schwab (Charles) Corp.                           60,000       1,254,000
-----------------------------------------------------------------------
                                                           $  7,655,972
-----------------------------------------------------------------------
HC-Drugs Major -- 1.3%
-----------------------------------------------------------------------
Alkermes, Inc.(1)                                40,000    $  1,240,000
Andrx Group(1)                                   40,000       2,290,624
-----------------------------------------------------------------------
                                                           $  3,530,624
-----------------------------------------------------------------------
Information Services -- 3.5%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                 120,000    $  3,345,000
Automatic Data Processing, Inc.                  65,000       3,835,000
Azlan Group PLC(1)(2)                         1,000,000       2,079,864
-----------------------------------------------------------------------
                                                           $  9,259,864
-----------------------------------------------------------------------
Media -- 2.8%
-----------------------------------------------------------------------
Granada Compass PLC(2)                        1,034,034    $  2,882,468
Vivendi Universal (2)                            74,000       4,683,233
-----------------------------------------------------------------------
                                                           $  7,565,701
-----------------------------------------------------------------------
Medical Products -- 3.5%
-----------------------------------------------------------------------
Asclepion-Meditec AG(1)(2)                       65,340    $  1,265,868
Cytyc Corp.(1)                                   65,000       4,086,875
Guidant Corp.(1)                                 50,000       2,548,500
Novoste Corp.(1)                                 40,000       1,340,000
-----------------------------------------------------------------------
                                                           $  9,241,243
-----------------------------------------------------------------------
Pharmaceutical -- 1.8%
-----------------------------------------------------------------------
Millennium Pharmaceuticals(1)                    80,000    $  2,700,000
Vertex Pharmaceuticals, Inc.(1)                  40,000       1,990,000
-----------------------------------------------------------------------
                                                           $  4,690,000
-----------------------------------------------------------------------
Photo Equipment and Supplies -- 2.1%
-----------------------------------------------------------------------
Fuji Photo Film(2)                              158,000    $  5,730,745
-----------------------------------------------------------------------
                                                           $  5,730,745
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Publishing -- 11.1%
-----------------------------------------------------------------------
Dow Jones & Co., Inc.                            20,000    $  1,232,000
Gannett Co., Inc.                                50,000       3,307,000
Lagardere S.C.A.(2)                              55,500       3,256,417
Pearson PLC(2)                                  300,363       6,572,514
South China Morning Post (Holdings)
Ltd.(2)                                       3,260,000       2,340,543
Springer (Axel) Verlag AG(2)                     30,365       2,549,204
Tribune Co.                                      90,000       3,654,000
Trinity Mirror PLC(2)                           500,000       3,491,716
United Business Media PLC (2)                   310,500       3,273,836
-----------------------------------------------------------------------
                                                           $ 29,677,230
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.9%
-----------------------------------------------------------------------
Toshiba Tungaloy Co., Ltd.(2)                   700,000    $  2,455,302
-----------------------------------------------------------------------
                                                           $  2,455,302
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.9%
-----------------------------------------------------------------------
Shin-Etsu Chemical Co.(2)                        70,000    $  2,479,198
-----------------------------------------------------------------------
                                                           $  2,479,198
-----------------------------------------------------------------------
Telecommunications -- 6.7%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                        31,500    $    330,750
AT&T Wireless Group(1)                           40,000         840,400
Cable and Wireless Optus Ltd.(1)(2)           1,750,000       3,536,177
Nippon Telegraph and Telephone Corp.(2)             500       3,277,150
Plantronics, Inc.                                 2,800          71,938
Sprint Corp. (FON Group)                        100,000       2,236,000
Sprint Corp. (PCS Group)(1)                      40,000       1,007,200
Telefonica S.A.(1)(2)                           256,020       4,381,348
Western Wireless Corp. Class A(1)                55,000       2,320,312
-----------------------------------------------------------------------
                                                           $ 18,001,275
-----------------------------------------------------------------------
Transportation -- 1.6%
-----------------------------------------------------------------------
Expeditors International Wash Inc.               40,000    $  2,335,000
FedEx Corp.(1)                                   50,000       2,046,500
-----------------------------------------------------------------------
                                                           $  4,381,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $247,504,871)                          $242,328,757
-----------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES -- 0.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Communications Services -- 0.1%
-----------------------------------------------------------------------
Deltacom Ltd., 0.00%, 12/21/02(2)          $      1,000    $    200,000
-----------------------------------------------------------------------
                                                           $    200,000
-----------------------------------------------------------------------
Electrical and Electronics -- 0.4%
-----------------------------------------------------------------------
TBK Electronics, 0.00%, 4/4/05(2)          $      1,000    $  1,000,000
-----------------------------------------------------------------------
                                                           $  1,000,000
-----------------------------------------------------------------------
Total Convertible Bonds & Notes
   (identified cost $2,000,000)                            $  1,200,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 9.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Barton Capital Corp., 5.48%, 3/6/01        $     10,000    $  9,992,388
Ford Motor Credit Corp., 5.48%, 3/16/01           7,695       7,677,430
GE Capital Corp., 5.50%, 3/1/01                   6,621       6,621,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $24,290,818)                        $ 24,290,818
-----------------------------------------------------------------------
Total Investments -- 100.1%
   (identified cost $273,795,689)                          $267,819,575
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%                   $   (179,060)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $267,640,515
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
United States                                   62.9%    $168,449,250
United Kingdom                                  10.5%      28,015,479
Japan                                            8.6%      23,038,222
Hong Kong                                        3.5%       9,363,966
France                                           3.0%       7,939,650
Spain                                            2.6%       6,821,493
Netherlands                                      2.5%       6,642,360
Germany                                          1.4%       3,815,072
Australia                                        1.3%       3,536,177
Republic of Korea                                1.2%       3,336,721
Israel                                           1.1%       2,894,755
Switzerland                                      0.8%       2,101,311
Austria                                          0.7%       1,865,119

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $273,795,669)                          $267,819,575
Cash                                             1,576
Receivable for investments sold                715,287
Dividends receivable                           101,310
Tax reclaim receivable                          11,123
Prepaid expenses                                 2,592
------------------------------------------------------
TOTAL ASSETS                              $268,651,463
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    947,059
Payable to affiliate for Trustees' fees          4,698
Accrued expenses                                59,191
------------------------------------------------------
TOTAL LIABILITIES                         $  1,010,948
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $267,640,515
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $273,628,210
Net unrealized depreciation (computed on
   the basis of identified cost)            (5,987,695)
------------------------------------------------------
TOTAL                                     $267,640,515
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Interest                                  $    966,511
Dividends (net of foreign taxes,
   $52,846)                                    545,793
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,512,304
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,132,198
Administration fee                             374,352
Trustees' fees and expenses                     14,076
Custodian fee                                  110,558
Legal and accounting services                   13,242
Amortization of organization expenses              239
Miscellaneous                                    3,350
------------------------------------------------------
TOTAL EXPENSES                            $  1,648,015
------------------------------------------------------

NET INVESTMENT LOSS                       $   (135,711)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(14,286,060)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (407,781)
------------------------------------------------------
NET REALIZED LOSS                         $(14,693,841)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(51,748,739)
   Foreign currency and forward foreign
      currency exchange contracts              (22,577)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(51,771,316)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(66,465,157)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(66,600,868)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (135,711) $      (307,580)
   Net realized gain (loss)                     (14,693,841)      24,269,529
   Net change in unrealized
      appreciation (depreciation)               (51,771,316)      24,653,217
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (66,600,868) $    48,615,166
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      96,033,156  $   251,844,764
   Withdrawals                                  (96,403,155)     (63,110,419)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $        (369,999) $   188,734,345
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (66,970,867) $   237,349,511
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     334,611,382  $    97,261,871
----------------------------------------------------------------------------
AT END OF PERIOD                          $     267,640,515  $   334,611,382
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    ------------------------------------------------------------
                                  (UNAUDITED)            2000         1999        1998        1997        1996(1)
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.10%(2)         1.13%       1.36%       1.44%       1.48%         1.52%(2)
   Net investment income
      (loss)                             (0.09)%(2)       (0.13)%     (0.38)%      0.01%      (0.04)%        0.07%(2)
Portfolio Turnover                           8%             173%        131%        157%        160%          115%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $267,641         $334,611     $97,262     $53,556     $51,374       $42,703
-------------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 18, 1995, to August 31, 1996.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 1, 1995, seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at February 28, 2001.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2001, $1,020 credit balances were used to reduce the Portfolio's custodian fee.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 K Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $1,132,198. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $374,352. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $22,189,490 and $31,942,775 respectively, for the six months ended February 28, 2001.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2001, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $273,795,689
    ------------------------------------------------------
    Gross unrealized appreciation             $ 25,155,896
    Gross unrealized depreciation              (31,132,010)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (5,976,114)
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at February 28, 2001.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   February 28, 2001.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

INVESTMENT MANAGEMENT

EATON VANCE INFORMATION AGE FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant